DISPOSAL OF SUBSIDIARIES - Disposal of Zhejiang Taohaoche (Details)	Feb. 02, 2023 USD ($)
Karui | Scytech Limited
DISPOSAL OF SUBSIDIARIES
Payment of liabilities due	$ 2,700,000
Disposal Group | Zhejiang Taohaoche
DISPOSAL OF SUBSIDIARIES
Total consideration	$ 2,700,000
Disposal Group | Zhejiang Taohaoche | Karui
DISPOSAL OF SUBSIDIARIES
Percentage of ownership sold	100.00%
Total consideration	$ 2,700,000